Finance costs (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Finance Costs

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Interest expense
Bank loans	171,840	158,720	116,946
Lease liabilities	14,349	13,442	15,245
Less: Amounts capitalized in qualifying assets	(15,114)	(9,762)	(11,193)

	171,075	162,400	120,998
Finance expense	9,187	9,082	10,186

	180,262	171,482	131,184